Equity	6 Months Ended
Apr. 30, 2025
Equity [Abstract]
EQUITY

Note 11 — EQUITY

Ordinary Shares

On January 3, 2025, at the Company’s Annual General Meeting of Shareholders, shareholders approved the proposed re-designation and re-classification of 497,500,000 Ordinary Shares of a par value of $0.0001 each in the capital of the Company (including all of the issued and outstanding shares) as 497,500,000 Class A Ordinary Shares, and a proposed re-designation and re-classification of 2,500,000 unissued Class A Ordinary Shares of a par value of $0.0001 each in the capital of the Company as 2,500,000 Class B Ordinary Shares, so that the authorized share capital of the Company is $50,000 divided into 497,500,000 Class A Ordinary Shares of a par value of $0.0001 each and 2,500,000 Class B Ordinary Shares of a par value of $0.0001 each. Class A Ordinary Shares and Class B Ordinary Shares have equal economic rights but unequal voting rights. Class A Ordinary Shares receive one vote each and Class B Ordinary Shares receive twenty votes each.

Each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time by the holder thereof. In no event may Class A Ordinary Shares be converted into Class B Ordinary Shares. Subject to the Amended and Restated Memorandum and Articles, upon any sale, transfer, assignment or disposition of any Class B Ordinary Shares by a holder thereof to any person which is not an affiliate of such holder, or upon a change of beneficial ownership of any Class B Ordinary Shares as a result of which any person who is not an affiliate of such holder becomes a beneficial owners of such Class B Ordinary Shares, such Class B Ordinary Shares will be automatically and immediately converted into an equal number of Class A Ordinary Shares.

On July 16, 2025, the Company held an Extraordinary General Meeting of Shareholders (the “Meeting”). At the Meeting, the shareholders voted to approve:

(1)	the proposal that every 25 issued and unissued Class A Ordinary Shares of a par value of US$0.0001 each and every 25 issued and unissued Class B Ordinary Shares of a par value of US$0.0001 each in the Company’s existing share capital be consolidated into 1 Class A Ordinary Share of a par value of US$0.0025 and 1 Class B Ordinary Share of a par value of US$0.0025, respectively (each a “Consolidated Share”) and such Consolidated Shares shall rank pari passu in all respects with each other and have the rights and privileges and be subject to the restrictions as contained in the third amended and restated Memorandum and Articles of Association of the Company (the “Share Consolidation”), so that immediately following the Share Consolidation, the authorized share capital of the Company shall be changed from US$50,000 divided into 497,500,000 Class A Ordinary Shares of a par value of US$0.0001 each and 2,500,000 Class B Ordinary Shares of a par value of US$0.0001 each, to US$50,000 divided into 19,900,000 Class A Ordinary Shares of a par value of US$0.0025 each and 100,000 Class B Ordinary Shares of a par value of US$0.0025 each; and

(2)	the proposal that effective immediately following the close of the Meeting, the authorized share capital of the Company be increased by the creation of an additional 470,000,000 Class A Ordinary Shares of a par value of US$0.0025 each and 10,000,000 Class B Ordinary Shares of a par value of US$0.0025 each to rank pari passu in all respects with the existing Class A Ordinary Shares and Class B Ordinary Shares, respectively (the “Increase of Authorized Share Capital”) so that immediately following the Increase of Authorized Share Capital, the authorized share capital of the Company shall be changed from US$50,000 divided into 19,900,000 Class A Ordinary Shares of a par value of US$0.0025 each and 100,000 Class B Ordinary Shares of a par value of US$0.0025 each, to US$1,250,000 divided into 489,900,000 Class A Ordinary Shares of a par value of US$0.0025 each and 10,100,000 Class B Ordinary Shares of a par value of US$0.0025 each; and

(3)	the proposal that effective immediately following the close of the Meeting, the Second Amended and Restated Memorandum and Articles of Association of the Company currently in effect be amended and restated by the deletion in their entirety and the substitution in their place of the Third Amended and Restated Memorandum and Articles of Association annexed to the notice of the Meeting. The Share Consolidation was effected as of the date of this report and the Company intends to go through standard Nasdaq procedures in order to effect the Share Consolidation.

All historical share and per share amounts in these financial statements have been retroactively adjusted to reflect the Share Consolidation.

As of April 30, 2025, the Company had an aggregate of 142,500,000 (post-reverse stock split adjusted 5,700,000) Ordinary Shares issued and outstanding, consisting of 140,000,000 (post-reverse stock split adjusted 5,600,000) Class A Ordinary shares and 2,500,000 (post-reverse stock split adjusted 100,000) Class B Ordinary Shares, respectively.

As of October 31, 2024, the Company had an aggregate of 117,885,481 (post-reverse stock split adjusted 4,715,419) Ordinary shares issued and outstanding, consisting of 117,885,481 (post-reverse stock split adjusted 4,715,419) Class A Ordinary shares and nil Class B Ordinary Shares, respectively.

Class A Ordinary Shares issued in a private placement

On March 10, 2025, the Company closed a private placement with Speed Wealthy Ltd, a related party of the Company. The Company issued 1,699,618 Class A Ordinary Shares (post-reverse stock split adjusted 67,985) of the Company at a price of $2.62 per share (post-reverse stock split adjusted $65.5) for consideration of $4,452,999. On March 10, 2025, Speed Wealthy Ltd. and Topsheen Shipping Limited, which companies are related to Mr. Dong Zhang, and our company entered into an agreement, pursuant to which Speed Wealthy Ltd.’s payment obligation for the shares issued in the above private placement was fully satisfied by extinguishing the Company’s debt obligations to Topsheen Shipping Limited.

Class B Ordinary Share issued for warrants settlement

On March 24, 2025, the Company settled 3,345,698 (post-reverse stock split adjusted 133,828) warrants held by High-Trend by issuance of 2,500,000 (post-reverse stock split adjusted 100,000) Class B Ordinary Shares to High-Trend. These Class B Ordinary Shares carry the same economic rights as Class A Ordinary Shares but have 20 voting rights per share. Based on the valuation report issued by an independent valuation firm, the fair value of the 2,500,000 (post-reverse stock split adjusted 100,000) Class B Ordinary Shares approximated the fair value of the 3,345,698 (post-reverse stock split adjusted 133,828) warrants immediately before the exchange, as a result, the Company determined that there was no gain or loss to be recognized for the above transaction. The fair values of the warrants and Class B Ordinary Shares were determined using a Binomial Option pricing model, which is classified as a Level 3 measurement due to the use of significant unobservable inputs which are supported by little or no market activity and reflect the Company’s own assumptions in measuring fair value.

Class A Ordinary Shares issued for share-based compensation

During the six months ended April 30, 2025, the Company issued an aggregate of 10,754,224 (post-reverse stock split adjusted 430,169) Class A Ordinary Shares to certain directors, managers and consultant as compensation to replace their cash salaries and related compensations as well as provide incentives for future business development. The share awards are vested in accordance with the terms of their service contracts, which generally ranges from 1 to 3 years. The total fair value of the share award amounted to $24,291,685, determined based on the Company’s share price at grant date. For the six months ended April 30, 2025 and 2024, the Company recorded share-based compensation expenses of $14,245,605 and $81,546, respectively. As of April 30, 2025, the unrecognized share-based compensation expense related to unvested shares issued amounted to $15,767,848, which was considered as prepaid share-based compensation and recorded as a deferred compensation expense.

Warrants

On September 16, 2024, the Company closed a private placement financing of a senior unsecured original issue 25% discounted convertible promissory note (the “September 2024 Note”) with High-Trend and issued 24,045,181 warrants (post-reverse stock split adjusted 961,807) in connection with the September 2024 Note financing. Based on the valuation report conducted by an independent valuation firm, no residual value was allocated to these freestanding warrants. The warrants have a term of five years with an exercise price $0.166 per share (post-reverse stock split adjusted $4.15), subject to adjustment. The proceed from this financing was used for working capital purposes.

Modification

On March 24, 2025, the Company entered into an amended warrant agreement with High-Trend. The amendment provides that if at any time after the issuance date: (1) the VWAP of the Class A Ordinary Shares on each of any given five (5) consecutive trading day period is less than $2.60, or (2) the ADTC (defined as the number of Class A Ordinary Shares that, on average, change hands during a single trading day, as reported by Bloomberg) on each of any given five (5) consecutive trading day period is less than 500,000, the holder shall have the right, at any time thereafter, at the holder’s sole option to effect a cashless exercise (a “Cashless Exercise”), in whole or in part, to elect to receive one Class B Ordinary Share for each warrant being exercised in such Cashless Exercise (the “Amended warrant term”). The provisions of the amended warrant was unanimously approved by the board of directors of the Company. The amendment warrant also provided for additional antidilution rights to the holder in the event of a share combination, but such provision was ultimately waived by the holder.

The Company accounted for the amended warrant agreement in accordance with ASC815-40-35-17(d). The excess between the fair value of the modified warrants and the fair value of the warrants immediately before modification was $2,930,495, assessed by an independent valuation firm. The excess fair value was recognized as a deemed dividend, which is treated as a reduction of income available to common stockholders in basic earnings per share in accordance with ASC260-10-45-15. The fair values of the warrants immediately prior to the modification and after the modification were determined using the Binomial Option Pricing Model by an independent valuation firm. The fair value of warrants represented Level 3 measurement as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Company’s own assumptions in measuring fair value.

During six months ended April 30, 2025, 9,660,677 (post-reverse stock split adjusted 386,427) warrants were exercised and 3,345,698 (post-reverse stock split adjusted 133,828) warrants were settled for 2,500,000 (post-reverse stock split adjusted 100,000) Class B Ordinary Shares of the Company.

A summary of warrant activity was as follows:

		Weighted average	Weighted
	Number of	exercise price	average life	Expiration
	warrants	per hare	Years	dates
Balance of warrants outstanding as of October 31, 2023	-	-	-	-
- Warrants issued in connection with the September 2024 Note	961,807	4.15	5.0 years	September 15, 2029
Balance of warrants outstanding and exercisable as of October 31, 2024	961,807	4.15	4.9 years	-
Exercised	(520,255)	-	-	-
Balance of warrants outstanding and exercisable as of April 30, 2025	441,552	4.15	4.4 years	-

2022 Incentive Plan

The Company’s 2022 Share Incentive Plan (the “2022 Plan”) provides for the issuance of up to an aggregate of 3,349,520 (post-reverse stock split adjusted 133,981) Class A Ordinary Shares. The 2022 Plan permits the awards of options, share appreciation rights, rights to dividends and dividend equivalent rights, restricted shares and restricted share units and other rights or benefits under the 2022 Plan. No share incentives were granted under the 2022 Plan as of April 30, 2025.